Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The operations of the Promoter Companies are consolidated with those of AGRL and its wholly owned subsidiaries and AERL as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010. Intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.

Fiscal Period, Policy [Policy Text Block]	Fiscal Year End The fiscal year end of the Company is December 31.
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the management and on various other assumptions that the management believes to be reasonable under the circumstances. The Company has made significant estimates of the contingent purchase price due for the King's Gaming and Bao Li Gaming acquisitions in these consolidated financial statements. Actual results could vary from those estimates.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Revenue from VIP gaming room promotion operations is recorded monthly based upon the Promoter Companies’ share of the net gaming wins or as a percentage of non-negotiable chips wagered in VIP gaming rooms. The amounts due to the Promoter Companies are calculated and reported by the Casino Operators on a monthly basis, usually within two days of the month end.

In accordance with long standing industry practice in Macau, the Promoter Companies’ operations in Grand Waldo Hotel and Casino, Star World Hotel and Casino and MGM Grand Hotel and Casino had similar win and loss sharing arrangements (“model”). Under these arrangements, Sang Heng, Spring and Iao Pou shared in the casino’s VIP gaming room wins or losses from the gaming patrons recruited by the Promoter Companies. Typically, wins or losses are allocated as 40.25% to 49% of net gaming wins on a pre-gaming tax basis. The Promoter Companies may or the Casino Operators may adjust these arrangements with adequate notice and agreement by both parties to the arrangement.

Additionally, the Promoter Companies earn revenues based upon percentages of non-negotiable chips wagered in the VIP gaming rooms (typically 0.05%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to VIP gaming patrons without charge and is included in gross revenues and then deducted as promotional allowances incurred.  These revenues are included in revenue from VIP gaming room promotion operations in the accompanying consolidated statements of operations.

In July 2009, all concessionaires and sub-concessionaires entered into an agreement to cap gaming promoter commissions. Under this agreement, commission payments to gaming promoters cannot exceed 1.25% of the rolling chip turnover regardless of the commission structure adopted. As a result of the amendments made to Administrative Regulation No. 6/2002 by Administrative Regulation 27/2009 dated August 10, 2009, the Secretary of Economy and Finance of the Macau SAR now has the authority to issue a dispatch implementing the 1.25% gaming promoter commission cap, as agreed between all concessionaires and sub-concessionaires.  The amendment sets forth standards for what constitutes a commission to gaming promoters, including all types of payments, either monetary or in specie, that are made to gaming promoters such as food and beverage, hotel and other services and allowances. The amendment also imposes obligations on gaming promoters and Casino Operators to report regularly to the Gaming Inspection and Coordination Bureau of the Macau SAR and imposes fines or other sanctions for noncompliance with the commission cap or the monthly obligations to report and detail the amount of commissions paid to gaming promoters.

Beginning in October 2009, Star World Hotel and Casino agreed to revise the Sang Heng Agreement and removed the win/loss sharing component and replaced it with a commission payable to Sang Heng at a rate of 1.25% of the rolling chip turnover.  Management had requested that the MGM Grand Hotel and Casino revise the Iao Pou Agreement to remove the win/loss sharing component and replace it with a commission payable to Iao Pou at a rate of 1.25% of the rolling chip turnover.  MGM Grand Hotel and Casino declined the request to allow for fixed commissions.  The Company closed its VIP gaming room in the MGM Hotel and Casino on June 16, 2011.  The Sang Lung and King’s Gaming arrangements were also based on 1.25% of the rolling chip turnover.  Management believed that this change in the revenue structure had reduced the inherent risk in promoting a VIP gaming room, due to the fluctuation surrounding gaming wins and losses.  The fixed commission revenues were based only on the amount of the rolling chip turnover, rather than the win/loss of the gaming operations.  Total rolling chip turnover in the Group’s VIP gaming rooms was approximately $18,149,348,000, $19,931,385,000 and $ 10,423,462,000 during the years ended December 31, 2012, 2011 and 2010, respectively.

On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a model. The decision to change from the fixed commission model to the model, was made as a result of the Company’s expansion into four VIP gaming rooms with the ability to spread the risk of fluctuations surrounding gaming wins and losses. Additionally, management has initiated a new program for junket agents that provide their own credit to gaming patrons, allowing the junket agent to assume some of the risk of gaming losses or receive increased commissions as a result of gaming wins. Win rate was 3.03% and 2.77% during the years ended December 31, 2012 and 2011 respectively.

Vip Gaming Room Cage and Marker Accounting [Policy Text Block]

VIP Gaming Room Cage and Marker Accounting

In the VIP gaming rooms, junket agents primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the gaming patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commission.  The wager of the non-negotiable chips by the gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

The law in Macau permits VIP gaming promoters to extend credit to junket agents, who act as patron representatives.

With the completion of the acquisition of AGRL by AERL, the Group, through the Promoter Companies, extends credit to junket agents. A majority of the Group’s consolidated markers receivable are owed by junket agents from Macau and the rest are primarily in Asia. In addition to enforceability issues, the collectability of markers receivable from foreign junket agents is affected by a number of factors including changes in economic conditions in the junket agents’ home countries. As of December 31, 2012 and 2011, markers receivable amounted to $241,706,663 and $240,131,089, respectively.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau and Hong Kong. To the extent that junket agents of the Group, through the Promoter Companies, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

Jurisdiction/Aging	December 31, 2012	% of total markers receivable	December 31, 2011	% of total markers receivable
PRC
0-30 days	$40,749,342		$37,987,405
31-60 days	28,065,490		8,791,929
61-90 days	26,651,442		-
Greater than 90 days	4,012,489		-
Total	$99,478,763	41%	$46,779,334	19%

The Group regularly evaluates the allowance for uncollectible marker receivable based on a specific review of junket agent accounts as well as management’s prior experience with collection trends in the casino industry and current economic and business conditions. Upon the completion of the acquisition of AGRL by AERL, Messrs. Lam and Vong guaranteed all markers receivable in the Company’s VIP gaming rooms. The guarantees by Messrs. Lam and Vong do not cover markers receivable attributable to the junket agent networks of Mr, Mok or Mr. Lou, as described below. The guarantee of Messrs. Lam and Vong can be offset against the loans provided by them for the working capital. Upon the acquisition of King’s Gaming, Mr. Mok has guaranteed the collection of all markers receivable attributable to Mr. Mok and his network of junket agents at both King’s Gaming’s existing VIP gaming room and the Group’s existing and future VIP gaming rooms. Upon the acquisition of Bao Li Gaming, Mr. Lou guaranteed the collection of all markers receivable attributable to Mr. Lou and his network of junket agents at both Bao Li Gaming’s existing VIP gaming room and the Company’s existing and future VIP gaming rooms through December 31, 2015. Therefore, as of December 31, 2012, and 2011, management believes that an allowance for uncollectible markers receivable is not necessary.

Deferred Charges, Policy [Policy Text Block]

Deferred Offering Cost

Deferred offering costs, consisting of legal, accounting and filing fees relating to a proposed offering of Ordinary Shares on the Hong Kong Stock Exchange have been capitalized. The deferred offering costs will be offset against offering proceeds in the event the offering is successful. In the event the offering is unsuccessful or is abandoned, the deferred offering costs will be expensed.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.
Level 2 —	Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Group's financial instruments, none of which are held for trading purposes, including cash and cash equivalents, accounts receivable, markers receivable, certain other current assets, lines of credit  payable, accrued expenses, and loan payable to shareholders the carrying values of these financial instruments, other than long-term loan payable to shareholders, approximate their fair value due to their short maturities.  The carrying value of long-term loan payable to shareholders approximates their fair value since they guarantee the markers receivable.  The payables-King’s Gaming and Bao Li acquisitions were initially recognized for the fair values of the acquisition contingent consideration and are adjusted to the fair value at each subsequent reporting date (see Notes 10 and Note 11).

At least annually, management determines if the current valuation techniques used in the fair value measurements are still appropriate and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and other information. There were no changes in the valuation techniques during the current year.

Contingent	Fair Value	Valuation
Consideration	at 12/31/2012	Techniques	Unobservable Input	Range

King’s Gaming	$18,000,000	Forecasted Performance, 2013-2022	Chip Turnover Annual Growth	1.9% - 15.0%

		Forecasted Performance, 2013-2022	Operating Income/Chip Turnover	0.28% - 0.30%

		Monte Carlo Method	Average Simulated Share Prices	$2.95 - $3.38

Bao-Li Gaming	$32,294,981	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	5.0% - 19.0%

		Monte Carlo Method	Average Simulated Share Prices	$3.05 - $3.09

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration for the King’s Gaming and Bao Li Gaming acquisitions are the forecasted performance results of the operations of King’s Gaming and Bao Li Gaming and the simulated share prices of the Company’s Ordinary Shares under the Monte Carlo method. Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.

With the adoption of ASU 2011-04, there were no changes in valuation technique and related inputs resulting from the adoption of the new requirements.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, cash chips, non-negotiable chips and short-term investments with original maturities of less than 90 days. Cash equivalents are placed with high credit quality financial institutions.

Trade and Other Accounts Receivable and Concentration Risk Credit Risk [Policy Text Block]

Accounts Receivable and Concentration of Credit Risk

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from the Casino Operators.

When deemed necessary, the Group records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

The calculations of earnings per share are computed as follows for the years ended December 31,:

	2012	2011	2010
Numerator:
Net income for basic and diluted earnings per share	$70,119,242	$77,253,510	$32,966,865
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the year	42,324,462	37,371,426	14,177,408
Effect of dilutive securities:
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives	-	913,194	3,012,500
- Weighted-average Director shares issued/ issuable	166	82	56
- Weighted average Unit Purchase Option	-	406,484	381,291
Denominator for diluted earnings per share	42,324,628	38,691,186	17,571,255
Basic earnings per share	$1.66	$2.07	$2.33
Diluted earnings per share	$1.66	$2.00	$1.88

During the fourth quarter of 2010, contingent Ordinary Shares of 12,050,000 for the AGRL 2010 earnings incentive were earned and have been included in the basic and diluted earnings per share based on the weighted average shares for the year ended December 31, 2011 and have been included in the dilutive earnings per share based on the weighted average shares since the 4th quarter of 2010.

During the fourth quarter of 2011, contingent Ordinary Shares of 2,573,000 and 530,000 for the AGRL 2011 earnings incentive were earned and have been included in the basic and diluted earnings per share based on the weighted average shares for the fourth quarter of 2011. During the fourth quarter of 2011, contingent Ordinary Shares of 500,000 and 20,000 for the King’s Gaming 2011 earnings incentive were earned and have been included in the basic and diluted earnings per share based on the weighted average shares for the fourth quarter of 2011.

4,210,000 Ordinary Shares were to be issued within 30 days of the Company filing its Form 20-F for 2010 (filed on May 6, 2011) and have been included in the basic and diluted earnings per share based on the weighted average shares for the year ended December 31, 2011.

AGRL did not achieve the performance target for the year ended December 31, 2012 and no incentive shares were issued for AGRL’s results in 2012. King’s Gaming did not meet its 2012 Gross Profit Target to exceed $7,380,000 and no incentive shares were issued.

In 2011, the Company decided that a portion of the Directors fees would be paid in Ordinary Shares. The shares are to be issued in January of each year.  A total of 50,400 shares were issued on April 24, 2012 to satisfy the Company’s obligations for 2011 and 2010 and have been included in basic and diluted earnings per share based on the weighted average shares for the years ended December 31, 2012, 2011 and 2010. A liability of approximately $209,000 and $346,000 is included in accrued expenses at December 31, 2012 and 2011, respectively.

The Company has 1,440,000 dilutive potential Ordinary Shares related to the Underwriter Unit Purchase Option (UPO). The UPO expires in 2013.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment is stated at cost. Depreciation and amortization is recorded on a straight-line basis over the estimated useful lives of the assets ranging from two to five years, which do not exceed the lease term for leasehold improvements, if applicable.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Other Intangible Assets

The Company amortizes intangible assets over their estimated useful lives unless it is determined their lives to be indefinite. Goodwill and other intangible assets with indefinite lives are not amortized but are subject to tests for impairment at least annually. Management performs impairment tests more frequently than annually if events or circumstances indicate that the value of goodwill or intangible assets with indefinite lives might be impaired.

The following are the useful lives of the respective finite-lived intangible assets:

Bad Debt Guarantee	3.3 to 5.5 years	Based upon six months after the expiration of the employment agreement

Non-Compete agreement	10.8 to 12.2 years	Based upon the termination date of the casino's license

Profit interest agreement	10.8 to 12.2 years	Based upon the termination date of the casino's license

Goodwill and Intangible Assets, Intangible Assets, Indefinite-Lived, Policy [Policy Text Block]

Indefinite Useful Life Assets

Goodwill is evaluated for possible impairment by comparing the fair value of a business unit with its carrying value, including the goodwill assigned to that business unit. Fair value of a business unit is estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Under the market approach, the fair value of a business unit is derived from recent market transactions involving merger and acquisition and/or publicly-traded guideline companies deemed broadly similar to the subject business unit . An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value.  Assets with indefinite useful lives are not subject to amortization and are tested for impairment annually or more frequently if events or circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of the asset exceeds its fair value, an impairment will be recognized in an amount equal to that excess. If the carrying amount of the asset does not exceed the fair value, no impairment is recognized.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-lived Assets

The Company evaluates when events or circumstances indicate that the carrying amount of long-lived assets to be held and used might not be recoverable, the expected future undiscounted cash flows from the assets are estimated and compared with the carrying amount of the assets. If the sum of the estimated undiscounted cash flows was less than the carrying amount of the assets, an impairment loss would be recorded. The impairment loss would be measured on a location by location basis by comparing the fair value of the asset with its carrying amount. Long-lived assets that are held for disposal are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition. No impairment has been recognized.

Advertising Costs, Policy [Policy Text Block]

Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense.  During the years ended December 31, 2012 and 2011, the Group incurred advertising costs of $158,436 and $100,196. The Group did not incur advertising or marketing expenses during the year ended December 31, 2010.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-Based Compensation

The Company awards stock and other equity-based instruments to its employees, directors and consultants (collectively "share-based payments"). Compensation cost related to such awards is recorded when earned.  Ordinary Shares are issued to the directors subsequent to year end based on average trading price prior to December 31 each year.  All of the Company's stock-based compensation is based on grants of equity instruments and no liability awards have been granted. All of the Company directors presently receive $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year.  As of December 31, 2012 and 2011, the Company has reserved a total of 60,610 and 50,400 Ordinary Shares for issuance to the Company's directors and key management employees.

In December 2011, the shareholders approved the 2011 Omnibus Securities and Incentive Plan (the “Plan”). The purpose of the plan is to assist the Company in attracting, retaining and providing incentives to key management employees and nonemployee directors of, and nonemployee consultants to the Company and its Affiliates, and to align the interests of such employees, nonemployee directors and nonemployee consultants with those of the Company’s shareholders. The Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing up to a maximum of 200,000 Ordinary Shares, as may be best suited to the circumstances of the particular Employee, Director or Consultant. On April 24, 2012, 50,400 ordinary shares were issued.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency

The reporting currency of AERL is in the United States dollar ("US $", "$", “Reporting Currency”).  AERL and AGRL’s and the Promoter Companies' functional currency is the Hong Kong Dollar (“HKD $”, “Functional Currency”).  Monetary assets and liabilities denominated in currencies other than the Functional Currency are translated into the Functional Currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the Functional Currency are translated into the Functional Currency at the exchange rates prevailing on the dates of the transaction.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective period.

For financial reporting purposes, the consolidated financial statements of the Group, which are prepared using the Functional Currency, are then translated into the Reporting Currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and shareholders' equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	December 31, 2012	December 31, 2011	December 31, 2010
Period end HK$:US$ exchange rate	$7.75	$7.78	$7.77
Average annual HK$:US$ exchange rate	$7.76	$7.78	$7.77

Comprehensive Income, Policy [Policy Text Block]

Comprehensive Income

The Group follows standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated comprehensive income, as presented on the accompanying consolidated statements of changes in equity, is the cumulative foreign currency translation adjustment.

Economic and Political Risks [Policy Text Block]

Economic and political risks

The Group’s current operations are conducted in Macau and Hong Kong. Accordingly, the Group’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Group’s operations in Macau and Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

Income Tax, Policy [Policy Text Block]

Income Taxes

Sang Heng, King's Gaming, Bao Li, Iao Pou and Sang Lung are not subject to Macau Complimentary tax, because, pursuant to the VIP gaming promoter agreements with the Casino Operators, gaming revenue is received net of taxes collected by the Macau SAR paid directly by the Casino Operator on a monthly basis. No provision for Macau Complimentary tax has been made.

As VIP gaming promoters, Sang Heng, King's Gaming, Bao Li, Iao Pou and Sang Lung are subject to a tax on the amount of nonnegotiable chips wagered by gaming patrons in the VIP gaming rooms (“rolling chip turnover”), which is referred to as a “rolling tax”. The rolling tax is deducted and paid by the Casino Operator on a monthly basis. The rate of rolling tax is 0.01% on the rolling chip turnover of the VIP gaming room and the rolling tax is deducted as a cost of revenues.

Doowell and Champion Lion are incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004) and are exempted from payment of BVI taxes. Doowell and Champion Lion are not subject to Korean Income tax because all promotion services are performed outside Korea. No provision for Korean Income tax has been made.

AGRL is not subject to Hong Kong profits tax because all operations are performed outside Hong Kong and Hong Kong adopts a territorial tax regime under which only Hong Kong sourced income is subject to the profit tax.

All subsidiaries are incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004) and are exempted from payment of BVI taxes.

The Company is not incorporated nor does it engage in any trade or business in the United States and is not subject to United States federal income taxes. The Company did not derive any significant amount of income subject to such taxes after completion of the Share Exchange and accordingly, no relevant tax provision is made in the consolidated statements of operations.

Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent that management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of income in the period that includes the enactment date.

The Company prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2012 and 2011, there were no amounts that had been accrued with respect to uncertain tax positions.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain reclassifications were made to prior years’ amounts to conform to the current period presentation. None of the reclassifications affected the net income of the prior years.
New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.